Transactions with related parties - Dynagas Ltd. (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction
Management fees annual upward percentage adjustment	3.00%
Daily management fee	$ 2,600	$ 2,500
Lump sum payable to the management company for the supervision of vessels construction	700,000
Management services agreement duration (effected January 1, 2013)	8 years
Fees charged for management services	3,566,000	2,737,000	2,638,000
Charter Hire Commission payable to the Management company	1.25%
Commissions charged by the Manager	1,363,000	1,011,000	981,000
Working capital advances granted to the Manager	889,000	1,456,000
Management fee paid in advance	1,125,000	675,000
Management agreement terms	The agreements will terminate automatically after a change of control of the owners and/or of the owner's ultimate parent, in which case an amount equal to the estimated remaining fees but in any case not less than for a period of at the least 36 months and not more than 60 months, will become payable to the Manager.
Cancellation of management agreement termination fee	23,510,000
Minimum Daily Management Fee
Related Party Transaction
Daily management fee			2,300
Maximum Daily Management Fee
Related Party Transaction
Daily management fee			$ 2,400